Receivables And Other Current Assets (Summary of Receivables And Other Current Assets) (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
17. Receivables and Other Current Assets
Customer accounts receivable - billed	$ 704	$ 844
Customer accounts receivable - unbilled	265	296
Allowance for Doubtful Accounts	(9)	(11)
Other receivables	72	86
Capitalized transportation capacity	272	179
Income taxes receivable	118	175
Prepaid expenses	48	42
Net investment in direct financing lease (note 18)	9	9
Other current assets	7	0
Receivables and other current assets	$ 1,486	$ 1,620